Federated International Dividend Strategy Portfolio (“Funds”)

Federated Corporate Bond Strategy Portfolio

Federated High Yield Strategy Portfolio

Federated International Bond Strategy Portfolio

Federated Mortgage Strategy Portfolio

Portfolios of Federated Managed Pool Series

This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summaries of the above-named Funds. This Interactive Data File relates to, and incorporates by reference, the supplement to the Prospectuses for the Funds filed pursuant to Rule 497(e) on March 24, 2020, Accession No. 0001623632-20-000610. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds and should be used in conjunction with the complete prospectuses for the Funds, as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE